Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 28, 2013	Dec. 31, 2012	Dec. 29, 2012
Current assets:
Cash	$ 14,917		$ 27,431
Accounts receivable, net	99,337		100,298
Costs and estimated earnings in excess of billings	10,767		11,575
Due from Affiliates	400		1,900
Inventories	96,432		92,977
Other current assets	13,181		10,068
Total current assets	234,634		242,349
Property, plant and equipment, net	831,778		813,607
Goodwill	127,038		179,120
Intangible assets, net	15,147		8,606
Other assets	39,197		37,531
Total assets	1,247,794		1,281,213
Current liabilities:
Current portion of debt	30,220		4,000
Current portion of acquisition-related liabilities	10,635		9,525
Accounts payable	72,104		61,634
Accrued expenses	57,251		49,822
Billings in excess of costs and estimated earnings	9,263		6,926
Total current liabilities	179,473		131,907
Long-term debt	658,767		635,843
Acquisition-related liabilities	23,756		23,919
Other noncurrent liabilities	77,480		84,266
Total liabilities	939,476		875,935
Commitments and contingencies
Redeemable noncontrolling interest	24,767		22,850
Member's interest:
Member's equity	486,896		484,584
Accumulated deficit	(198,511)		(94,085)
Accumulated other comprehensive loss	(6,045)		(9,130)
Member's interest	282,340		381,369
Noncontrolling interest	1,211		1,059
Total member's interest	283,551		382,428
Total liabilities, redeemable members' interest and member's interest	1,247,794		1,281,213
Continental Cement Company, L.L.C. [Member]
Current assets:
Cash	9	599	599
Accounts receivable, net	7,353	9,924
Due from Affiliates	2,990	10,303
Inventories	10,402	7,073
Other current assets	482	815
Total current assets	21,236	28,714
Property, plant and equipment, net	306,204	291,666
Goodwill	24,096	24,096
Other assets	12,576	11,447
Total assets	364,112	355,923
Current liabilities:
Current portion of debt	1,018	965
Accounts payable	10,165	7,248
Accrued expenses	9,997	11,523
Total current liabilities	21,180	19,736
Long-term debt	154,590	155,394
Pension and post-retirement benefit obligations	19,457	25,568
Other noncurrent liabilities	850	1,524
Total liabilities	196,077	202,222
Commitments and contingencies
Redeemable members' interest (100,000,000 Class B units issued and authorized)	23,450	22,850
Member's interest:
Member's equity	135,180	135,118
Accumulated deficit	17,029	7,764
Accumulated other comprehensive loss	(7,624)	(12,031)
Member's interest	144,585	130,851
Total liabilities, redeemable members' interest and member's interest	$ 364,112	$ 355,923